Reclassification of financial instruments upon adoption of IFRS 9 (Details) ₩ in Millions	Jan. 01, 2018 KRW (₩)
Due from banks
Amount under IAS 39:
Loans and receivables	₩ 20,890,125
Amount under IFRS 9:
Financial assets measured at FVTPL	833,942
Financial assets measured at amortized cost	19,988,001
Difference	(68,182)
Loans
Amount under IAS 39:
Loans and receivables	277,876,371
Amount under IFRS 9:
Financial assets measured at FVTPL	778,985
Financial assets measured at amortized cost	277,126,029
Difference	28,643
Other financial assets
Amount under IAS 39:
Loans and receivables	12,090,983
Amount under IFRS 9:
Financial assets measured at amortized cost	12,090,983
Difference	0
Trading assets | Debt securities
Amount under IAS 39:
Financial assets at FVTPL	23,640,646
Amount under IFRS 9:
Financial assets measured at FVTPL	23,640,646
Difference	0
Trading assets | Equity securities
Amount under IAS 39:
Financial assets at FVTPL	4,634,353
Amount under IFRS 9:
Financial assets measured at FVTPL	4,634,353
Difference	0
Trading assets | Gold and silver deposits
Amount under IAS 39:
Financial assets at FVTPL	189,297
Amount under IFRS 9:
Financial assets measured at FVTPL	189,297
Difference	0
Financial assets designated at FVTPL(IAS39) | Debt securities
Amount under IAS 39:
Financial assets at FVTPL	2,110,810
Amount under IFRS 9:
Financial assets measured at FVTPL	2,030,522
Financial assets designated as at FVTPL	80,288
Difference	0
Financial assets designated at FVTPL(IAS39) | Equity securities
Amount under IAS 39:
Financial assets at FVTPL	1,234,356
Amount under IFRS 9:
Financial assets measured at FVTPL	1,162,553
Financial assets designated as at FVTPL	71,803
Difference	0
Financial assets designated at FVTPL(IAS39) | Hybrid financial assets
Amount under IAS 39:
Financial assets at FVTPL	233,892
Amount under IFRS 9:
Financial assets measured at FVTPL	233,892
Difference	0
Derivatives
Amount under IAS 39:
Financial assets at FVTPL	3,400,178
Amount under IFRS 9:
Financial assets measured at FVTPL	3,348,803
Difference	(51,375)
Available-for-sale financial assets | Debt securities
Amount under IAS 39:
AFS financial assets	37,186,552
Amount under IFRS 9:
Financial assets measured at FVTPL	533,452
Financial assets measured at FVOCI	36,657,807
Difference	4,707
Available-for-sale financial assets | Equity securities
Amount under IAS 39:
AFS financial assets	4,930,384
Amount under IFRS 9:
Financial assets measured at FVTPL	4,350,969
Financial assets measured at FVOCI	590,405
Difference	10,990
HTM financial assets | Debt securities
Amount under IAS 39:
HTM financial assets	24,990,680
Amount under IFRS 9:
Financial assets measured at FVTPL	529,906
Financial assets measured at amortized cost	24,424,867
Difference	(35,907)
Deposits
Amount under IAS 39:
Financial liabilities measured at amortized cost	249,419,224
Amount under IFRS 9:
Financial liabilities measured at amortized cost	249,419,224
Difference	0
Trading liabilities
Amount under IAS 39:
Financial liabilities at FVTPL	1,848,490
Amount under IFRS 9:
Financial liabilities measured at FVPTL	1,848,490
Difference	0
Financial liabilities designated at FVTPL(IAS39)
Amount under IAS 39:
Financial liabilities at FVTPL	8,297,609
Amount under IFRS 9:
Financial liabilities measured at FVPTL	36,973
Financial liabilities designated as at FVTPL	8,260,636
Difference	0
Derivatives
Amount under IAS 39:
Financial liabilities at FVTPL	3,487,661
Amount under IFRS 9:
Financial liabilities measured at FVPTL	3,483,642
Difference	(4,019)
Borrowings
Amount under IAS 39:
Financial liabilities measured at amortized cost	27,586,610
Amount under IFRS 9:
Financial liabilities measured at amortized cost	27,586,313
Difference	(297)
Debt securities issued
Amount under IAS 39:
Financial liabilities measured at amortized cost	51,340,821
Amount under IFRS 9:
Financial liabilities measured at amortized cost	51,340,821
Difference	0
Others
Amount under IAS 39:
Financial liabilities measured at amortized cost	20,124,451
Amount under IFRS 9:
Financial liabilities measured at amortized cost	20,124,432
Difference	₩ (19)